Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Risk Management [line items]
Payable to the third-party holders of consolidated structured entities	¥ 42,654	¥ 21,400
Interest payable to policyholders	16,139	14,113
Salary and welfare payable	11,318	11,475
Brokerage and commission payable	7,051	7,418
Payable to constructors	2,594	3,329
Agent deposits	1,811	1,998
Interest payable of debt instruments	1,320	1,327
Tax payable	889	674
Stock appreciation rights (Note 32)	493	748
Others	20,157	18,632
Total	104,426	81,114
Current	104,426	81,114
Non-current	0	0
Total	¥ 104,426	¥ 81,114